As of September 30, 2023 and December 31, 2022, the Class A common stock reflected on the balance sheets are reconciled in the following table: (Details) - USD ($)	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Temporary equity, carrying amount, attributable to parent	$ 19,419,552
Extension redemptions on November 29, 2022 (in shares)	(1,035,788)		(8,477,497)
Extension redemptions on November 29, 2022	$ (11,233,821)		$ (87,541,322)
Trust earnings	981,286	$ 17,014,649	2,668,274
Temporary equity, carrying amount, attributable to parent	$ 9,167,017		$ 19,419,552
Common Class A Subject to Redemption [Member]
Temporary equity, shares outstanding (in shares)	1,848,503		10,326,000
Temporary equity, carrying amount, attributable to parent	$ 19,419,552		$ 104,292,600
Temporary equity, shares outstanding (in shares)	812,715	10,326,000	1,848,503
Temporary equity, carrying amount, attributable to parent	$ 9,167,017	$ 104,292,600	$ 19,419,552